Background and Nature of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 10, 2016	Dec. 31, 2018	Dec. 31, 2017
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization		$ (396,499)	$ (394,215)
Selling, general and administrative costs, excluding depreciation and amortization		$ (369,377)	(343,143)
Prior Period Expense | As Previously Reported
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization			(422,213)
Selling, general and administrative costs, excluding depreciation and amortization			(318,887)
Prior Period Expense | Adjustments
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization			27,949
Selling, general and administrative costs, excluding depreciation and amortization			(27,949)
Prior Period Expense | As Reclassified
Transaction & Prior Period Expense
Cost of revenues, excluding depreciation and amortization			(394,264)
Selling, general and administrative costs, excluding depreciation and amortization			$ (346,836)
The 2016 Transaction
Transaction & Prior Period Expense
Total consideration	$ 3,566,599